Investment (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Investments in and Advances to Affiliates [Abstract]
Schedule of Investments

	Period Ended	Year Ended
	December 31, 2019	March 31, 2019
	(Unaudited)	(Audited)
Money Compass Media (M) Sdn Bhd	$12,240	$12,240
Natural Health Farm Holdings Inc	$501	$501
Effect of translation exchange	$(23)	$-
	$12,718	$12,741

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Restated)
Amircorp Inc	$-	$55
US VR Global.Com Inc,	$-	$622
Money Compass Media (M) Sdn Bhd	$12,240	$-
Natural Health Farm Holdings Inc	$501	-
	$12,741	$677